Net investment in lease - Schedule of Minimum Lease Receivable from Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 152.0
2025	151.6
2026	151.6
2027	151.6
2028	152.0
Thereafter	1,947.7
Minimum lease receivable from direct financing leases	$ 2,706.5	$ 1,724.4